Intellectual property (Details 1) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Amortization And Impairment	$ (1,698,514)	$ (1,698,514)
Intellectual Property, Net	9,771,481	11,469,995	$ 13,168,509
SFD Hydrocarbon Right [Member]
Accumulated Amortization And Impairment	(1,684,733)	(1,684,734)
Intellectual Property, Net	9,546,399	11,231,132	12,915,866
SFD Geothermal Right [Member]
Accumulated Amortization And Impairment	(13,781)	(13,780)
Intellectual Property, Net	$ 225,082	$ 238,863	$ 252,643